BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC

                                OCTOBER 17, 2006

                            SUPPLEMENT TO PROSPECTUS

THE PROSPECTUS FOR BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC (THE "FUND") DATED SEPTEMBER 5, 2006 IS REVISED AS FOLLOWS, AND ANY STATEMENT CONTAINED IN THE PROSPECTUS IS AMENDED, MODIFIED AND SUPERSEDED FOR ALL PURPOSES TO THE EXTENT THAT A STATEMENT CONTAINED IN THIS SUPPLEMENT AMENDS, MODIFIES OR SUPERSEDES IT.

CHANGE IN INVESTMENT COMMITTEE MEMBERSHIP.

To reflect the resignation of Lawrence R. Morgenthal, the first three paragraphs of "Management of the Fund - Portfolio Management" on pages 53 and 54 of the Prospectus are deleted and replaced in their entirety with the following:

     "The Fund's portfolio management decisions are made by an investment committee with representatives from portfolio management, operations, risk and other groups within the Adviser and Bank of America Corporation. The voting members of the investment committee as of September 29, 2006 are identified below.

     DANIEL S. MCNAMARA, PRESIDENT, BAIA, MANAGING DIRECTOR, INVESTMENT PRODUCTS GROUP, ACTING MANAGING DIRECTOR, ALTERNATIVE INVESTMENT GROUP ("AI GROUP"). Mr. McNamara has served as BAIA's President since January 2006. In December 2005 he was named the Managing Director of Bank of America's Investment Products Group, in which the AI Group line of business is organized. From 2001 to 2006, Mr. McNamara was Managing Director of the Consulting Services Group and Investment Strategies Group, two other lines of business within the Investment Products Group. Prior to joining Bank of America Corporation in 2001, he served as the Director of the Consulting Services Group for First Union Securities from 2000 to 2001.

     Mr. McNamara earned a BS in Economics from Rutgers University in 1988."

PLEASE READ THIS SUPPLEMENT IN CONJUNCTION WITH THE PROSPECTUS, AND RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                   BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC

                                OCTOBER 17, 2006

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION

THE STATEMENT OF ADDITIONAL INFORMATION (THE "SAI") FOR BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC (THE "FUND") DATED SEPTEMBER 5, 2006 IS REVISED AS FOLLOWS, AND ANY STATEMENT CONTAINED IN THE SAI IS AMENDED, MODIFIED AND SUPERSEDED FOR ALL PURPOSES TO THE EXTENT THAT A STATEMENT CONTAINED IN THIS SUPPLEMENT AMENDS, MODIFIES OR SUPERSEDES IT.

CHANGE IN OFFICERS.

To reflect their resignations, the rows for Lawrence Morgenthal, Maura McCarthy, and Lisa Togneri in the table on pages 14 and 15 of the SAI under "Management of the Fund - Board of Managers and Officers" are deleted. The following rows are added to such table:


                                       TERM OF                                           NUMBER OF
                                       OFFICE                                            FUNDS IN FUND
                          POSITION     AND                                               COMPLEX         OTHER
NAME, ADDRESS AND YEAR    HELD WITH    LENGTH OF    PRINCIPAL OCCUPATION(S) DURING THE   OVERSEEN BY     DIRECTORSHIPS
OF BIRTH                  FUND         TIME SERVED  PAST 5 YEARS                         MANAGER         HELD BY MANAGER
------------------------- ------------ ------------ ------------------------------------ --------------- ----------------
Daniel S. McNamara        President    1 year       President, Banc of America           N/A             N/A
100 Federal Street                     term;        Investment Advisors, Inc. since
Boston, MA 02110                       President    January 2006; Managing Director,
(Born 1966)                            since        Investment Products Group, Bank of
                                       September    America since December 2005;
                                       29, 2006     Managing Director, Consulting
                                                    Services Group and Investment
                                                    Strategies Group, Bank of America
                                                    from 2001 to 2006; Director of
                                                    the Consulting Services Group,
                                                    First Union Securities, 2000 to
                                                    2001.

Nichole Quinn             Vice         1 year       Managing Director, Marketing,        N/A             N/A
100 Federal Street        President    term; Vice   Product Management and Product
Boston, MA 02110                       President    Development,  Alternative
(Born 1971)                            since        Investment Group, Bank of America
                                       September    since June 2006; Managing
                                       20, 2006     Director, Product Management
                                                    Consulting Services Group, Bank
                                                    of America, January 2002 to June
                                                    2006; Prior to January 2002,
                                                    Director of Northeast, Consulting
                                                    Services Group, First Union
                                                    Securities.

CHANGE IN INVESTMENT COMMITTEE MEMBERSHIP.

To reflect his resignation, references to Lawrence R. Morgenthal under "Investment Advisory Services - Information Regarding Portfolio Managers - Other Accounts" on page 19 of the SAI are deleted. The following information is added:

On September 29, 2006, Daniel S. McNamara became a member of the Investment Committee. Below is information regarding other accounts managed by Mr. McNamara as of September 30, 2006:

                                                            NUMBER OF            ASSETS MANAGED FOR
                    NUMBER OF                          ACCOUNTS MANAGED FOR        WHICH ADVISORY
                     ACCOUNTS       TOTAL ASSETS      WHICH ADVISORY FEE IS           FEE IS
 TYPE OF ACCOUNT     MANAGED           MANAGED          PERFORMANCE-BASED       PERFORMANCE-BASED
------------------ ------------- ------------------- ------------------------- ----------------------
DANIEL S. MCNAMARA

Registered
Investment
Companies               1           $96,477,838                 0                      N/A

Other Pooled
Investment              18         $2,586,799,136               15                $2,262,480,591
Vehicles

Other Accounts          0               N/A                     0                      N/A

PLEASE READ THIS SUPPLEMENT IN CONJUNCTION WITH THE SAI, AND RETAIN THIS SUPPLEMENT WITH YOUR SAI FOR FUTURE REFERENCE.